Net Trading and Other Income - Additional Information (Detail) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Vocalink Holdings Limited [member]
Disclosure of subordinated liabilities [line items]
Gain on sale of shares	£ 15